Related parties (Narrative) (Details) - shares	Feb. 14, 2024	Feb. 02, 2024
James F. Park [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Shares pledged under lending arrangements	352,400
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Shares pledged under lending arrangements		3,435,000